INCOME TAXES - Schedule of Reconciliation of Effective Income Tax Rate and Federal Statutory Rate (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of effective income tax rate and the federal statutory rate
Federal tax (benefit) at statutory rate	$ (858)	$ 1,120	$ 2,885
Stock based compensation expense	132	184	295
Effect of differences in foreign tax rates	547	2,113	(6,793)
FIN48 reserve	(349)	(1,230)	(1,478)
Change in deferred tax valuation allowance	1,107	(1,679)	5,971
Other	(610)	(886)	383
Total income tax expense (benefit)	$ (31)	$ (378)	$ 1,263